UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31,2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Paloma Securities LLC
Address:  Two American Lane
          Greenwich, CT 06836-2571

13F File Number:   28-3106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Patrick Iuliano
Title:    Financial and Operations Principal
Phone:    203-861-8452
Signature, Place and Date of Signing:

    Patrick Iuliano   Greenwich, Connecticut  MAY 15,2002

Report Type (Check only one.):

[   ]       13F HOLDINGS REPORT.
[ X ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
Form 13F File Number       Name
028-05431                  Sunrise Partners L.L.C.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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